UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	August 14, 2001

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$403,620,134



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Airspan Networks	     Com    00950H102   3,116,000.0  1,025,000  Sole        1,025,000         0
Aldila Inc.                  Com    014384101   1,306,080.0    816,300  Sole          511,300  	305,000
Amer West Hldg Corp. Cl. B   Com    023657208  21,191,833.2  2,125,560  Sole        1,425,000	700,560
AngloGold                    Com    356142208     761,322.7     42,508  Sole                0	 42,508
Arch Chemicals               Com    03937R102  14,122,006.1    646,908  Sole          210,000   436,908
Ashanti Goldfields Co. Ltd.  Com    043743202   1,729,485.0    576,495  Sole          250,000 	326,495
Barrick Gold Corp.           Com    067901108     862,186.5     56,910  Sole                0	 56,910
Borders Group Inc.           Com    099709107  11,684,960.0    521,650  Sole          295,000   226,650
Calgon Carbon                Com    129603106   7,139,967.5    909,550  Sole          492,000  	417,550
Ceragon Networks Ltd.	     Com    M22013102	  142,910.0	46,100	Sole	       46,100	      0
Cold Metal Products          Com    192861102     337,743.5    293,690  Sole                0	293,690
Cole National Corp.          Com    193290103  22,460,562.5  1,522,750  Sole          451,600 1,071,150
Cooper Tire & Rubber         Com    216831107  18,034,189.6  1,270,013  Sole          374,900   895,113
Cytec Industries Inc.        Com    232820100   8,334,046.0    219,317  Sole                0   219,317
Dawson Geophysical           Com    239359102   3,502,207.0    362,923  Sole                0   362,923
Ditech Communications	     Com    25500M103   1,287,370.0    173,500  Sole                0   173,500
Doncasters PLC               Com    257692103  14,694,120.0    535,500  Sole                0   535,500
DSG Intl                     Com    G28471103     423,420.0     70,570  Sole                0	 70,570
East West Bancorp Inc.       Com    27579R104  20,592,900.0    762,700  Sole          332,800   429,900
Emcee Broadcast Products     Com    268650108     716,040.0    596,700  Sole          596,700  	      0
Fairchild Semiconductor	     Com    303726103   8,368,550.0    363,850  Sole                0   363,850
Goodrich Corporation	     Com    382388106   9,339,282.0    245,900  Sole 	       45,300   200,600
Guilford Mills Inc.          Com    401794102   2,555,932.5  1,234,750  Sole        1,025,000  	209,750
Hampshire Group, Ltd         Com    408859106     166,000.0     16,600  Sole                0	 16,600
ITSA                         Com    G4984V106     191,429.0    191,429  Sole          191,429         0
Loews Corporation            Com    540424108  14,930,686.0    231,735  Sole           80,200	151,535
Magellan Health Services     Com    559079108  12,372,608.0    966,610  Sole          750,000 	216,610
Matrix Pharmaceutical        Com    576844104  21,567,873.7  2,067,869  Sole          752,600 1,315,269
MCI Group		     Com    98157D304     814,708.3     50,603  Sole	       26,200    24,403
Miller Herman Inc.           Com    600544100   1,336,953.2     55,246  Sole                0    55,246
Montana Power		     Com    612085100   9,215,040.0    794,400  Sole                0   794,400
Motorola Inc.                Com    620076109  12,297,870.0    742,625  Sole          170,000   572,625
Newmont Mining               Com    651639106  15,847,435.9    851,555  Sole          668,400	183,155
Nortel Networks Corp.        Com    656568102     903,600.0    100,400  Sole          100,000       400
Nucentrix Broadband Networks Com    670198100  11,184,555.9  1,443,169  Sole          537,900   905,269
Payless Shoesource           Com    704379106  19,829,708.9    306,487  Sole          100,000 	206,487
Peak International Ltd.      Com    G69586108   4,588,162.7    716,900  Sole                0   716,900
RF Monolithics Inc.          Com    74955F106   3,059,625.0    815,900  Sole          409,500   406,400
Rockford Corp.               Com    77316P101   5,637,885.0    799,700  Sole          327,500   472,200
Spectrum Control             Com    847615101   4,502,780.0    755,500  Sole          754,800  	    700
Sprint Corporation           Com    852061100  20,604,990.1    964,653  Sole          500,000   464,653
Teledyne Technologies Inc.   Com    879360105   1,475,920.0     97,100  Sole                0    97,100
Triton Network Systems Inc.  Com    896775103     244,000.0    305,000  Sole          305,000         0
United Therapeutics Corp.    Com    91307C102   4,571,040.0    342,400  Sole          342,400         0
UST Inc.                     Com    902911106   7,650,786.0    265,100  Sole          189,600    75,500
Waste Management             Com    94106L109  21,948,463.0    712,150  Sole          310,000   402,150
Water Pik Technologies       Com    94113U100   1,484,200.3    175,645  Sole                0   175,645
Worldcom                     Com    98157D106  20,115,799.4  1,344,639  Sole          655,000   689,639
WSFS Financial               Com    929328102  14,374,900.0    835,750  Sole          281,300  	554,450

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